INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

Inventories are stated at the lower of cost or market value. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.

The consolidated inventories at March 31, 2015 and December 31, 2014 consist of the following:

	March 31, 2015	December 31, 2014
Work in process and related capitalized costs	$299,791	$308,867
Deposits on dispensing machines	325,973	325,973
Vaporizers and accessories	178,543	154,930
Dispensing machines	171,466	171,466

Total inventory, net	$975,773	$961,236

Work in process and related capitalized costs includes costs to build out a dispensary in Portland, Oregon that opened in the second quarter of 2015. Costs include tenant improvements to the facility, furniture, fixtures and Medbox dispensary units to be used by the licensed operator.

NOTE 5 – INVENTORY

Inventory at December 31, 2014 and 2013 consists of the following:

	December 31, 2014	December 31, 2013
Work in process and related capitalized costs	$308,867	$242,488
Deposits on dispensing machines	325,973	138,423
Vaporizers and accessories	154,930	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$961,236	$632,986

Work in process and related capitalized costs includes costs to build out a dispensary in Portland Oregon that is expected to open in the second quarter of 2015. Costs include tenant improvements to the facility, furniture, fixtures and Medbox dispensary units to be used by the licensed operator. It is anticipated this dispensary will be operated by a Medbox licensed operator and revenue and related cost of revenue will be recorded in the statement of operations in the second quarter of 2015.

During the year ended December, 31, 2014, the Company wrote down slow moving, older models of vaporizer inventory with a charge to cost of revenue of $329,154. The Company determined there was no obsolete or slow moving inventory as of December 31, 2013 and 2012.